Note 06 - Commission and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commission and fee income and expense:
Commission and fee income	€ 13,190	€ 11,657	€ 12,512
Commission and fee expense	2,818	2,452	2,675
Net commissions and fee income	10,372	9,206	9,838
Deutsche Bank AG [Member]
Commission and fee income and expense:
Commission and fee income	13,190	11,657	12,512
Commission and fee expense	2,818	2,452	2,675
Net commissions and fee income	€ 10,372	€ 9,206	€ 9,838